Social and statutory obligations - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Social and statutory obligations	R$ 968,119	R$ 1,022,212